ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2016
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(21)ATA INC. (“Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2015	2016	2016
	RMB	RMB	USD
Cash	8,204,099	2,931,353	454,614
Prepaid expenses and other current assets	184,266	197,252	30,591
Investments in subsidiaries	370,397,418	392,077,013	60,805,988

Total assets	378,785,783	395,205,618	61,291,193

Accrued expenses and other current liabilities	1,463,375	975,030	151,213

Total liabilities	1,463,375	975,030	151,213

Common shares	3,513,718	3,530,704	547,566
Treasury shares	(8,201,045)	(27,737,073)	(4,301,655)
Additional paid in capital	387,502,800	395,876,282	61,395,205
Accumulated other comprehensive loss	(27,176,682)	(25,174,129)	(3,904,176)
Retained earnings	21,683,617	47,734,804	7,403,040

Total shareholders’ equity	377,322,408	394,230,588	61,139,980

Total liabilities and shareholders’ equity	378,785,783	395,205,618	61,291,193

Condensed Statements of Comprehensive Income

	Year Ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD

Operating expenses	(5,415,249)	(4,612,306)	(4,292,082)	(665,645)
Investment income	32,612,787	27,609,211	30,476,370	4,726,484
Interest income	40,889	144,869	79,847	12,383
Foreign currency exchange gains (losses), net	38,008	(86,054)	(212,948)	(33,025)

Earnings before income taxes	27,276,435	23,055,720	26,051,187	4,040,197

Income tax expense	—	—	—	—

Net income	27,276,435	23,055,720	26,051,187	4,040,197

Foreign currency translation adjustment, net of nil income taxes	(766,783)	(30,753)	2,002,553	310,570

Comprehensive income	26,509,652	23,024,967	28,053,740	4,350,767

Condensed Statements of Cash Flows

	Year Ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
Net cash used in operating activities	(4,994,557)	(4,304,976)	(3,150,707)	(488,633)
Cash flows from investing activities :
Collection from (payment to) subsidiaries	(6,911,210)	7,670,574	17,406,546	2,699,526
Payment for XingWei acquisition	(19,612,120)	—	—	—

Net cash provided by investing activities	(26,523,330)	7,670,574	17,406,546	2,699,526

Cash flows from financing activities :
Cash paid for repurchase of common shares	(132,528)	(8,362,136)	(19,536,028)	(3,029,781)
Proceeds from exercise of share options	—	3,903,952	—	—
Special cash dividend	—	—	—	—

Net cash used in financing activities	(132,528)	(4,458,184)	(19,536,028)	(3,029,781)

Effect of foreign exchange rate changes on cash	(766,783)	(30,753)	7,443	1,154
Net decrease in cash	(32,417,198)	(1,123,339)	(5,272,746)	(817,734)
Cash at beginning of year	41,744,636	9,327,438	8,204,099	1,272,348

Cash at end of year	9,327,438	8,204,099	2,931,353	454,614